                                              OppenheimerFunds, Inc.
                                            Two World Financial Center
                                                225 Liberty Street
                                             New York, New York 10281

January 18, 2008

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, Virginia 22312

 Re: Registration Statement on Form N-14 for Oppenheimer Variable Account Funds,
     with respect to Oppenheimer Core Bond Fund/VA ("Core Bond Fund/VA");
     Proxy Materials for Panorama Series Fund, Inc., with respect to
     Government Securities Portfolio ("Panorama Fund")

To the Securities and Exchange Commission:

     Enclosed  for  filing  with  the   Securities   and   Exchange   Commission
("Commission") under the Securities Act of 1933, as amended (the "1933 Act"), is a  Registration  Statement  on  Form  N-14  (the  "Registration  Statement")  of
Oppenheimer  Variable Account Funds.  The  Registration  Statement will register
shares  of  the   Registrant  to  be  issued  in  the  proposed   reorganization
("Reorganization")  of Panorama Fund with and into Core Bond Fund/VA.  Core Bond
Fund/VA and Panorama Fund have the same  investment  adviser  (OppenheimerFunds,
Inc.).

     Each Fund's  fiscal year end is December 31, 2007.  To assure that Panorama
Fund  shareholders  have the most current  information  on which to consider the
Reorganization,  the Registration  Statement provides  performance,  expense and other  information  as of the Funds'  fiscal year ended  December 31, 2007.  The
Funds'  financial  statements  for the fiscal year ended  December  31, 2007 are currently being audited and, consequently,  are not available for inclusion with the Registration Statement. We expect the Funds' audited financial statements to be  available  on or about  February  15,  2008,  after  which the  Registration
Statement will be amended to (1) include the Funds' audited financial statements in the statement of additional  information relating to the Reorganization;  (2)
file  the  auditors'  consent  as  an  exhibit;  and  (3)  update  any  expense, performance or other  information  that has changed as a result of the audit. In accordance  with  the  instructions  to Item  14(2)  of  Form  N-14,  pro  forma financials  for  Core  Bond  Fund/VA,  reflecting  the  effect  of the  proposed
Reorganization, are not required.

     The  Agreement  and  Plan of  Reorganization  filed  as an  exhibit  to the
Registration  Statement and the disclosure in the Proxy Statement and Prospectus concerning the  Reorganization  closely follow the  corresponding  disclosure in other registration statements recently filed on Form N-14 in connection with the reorganizations of several  Oppenheimer funds with other Oppenheimer funds, such as the Registration  Statement on Form N-14 of Oppenheimer Capital  Appreciation
Fund (333-145170) filed with the Commission on September 10, 2007.

     After the N-14/A amendment,  discussed above, is filed with the Commission, we anticipate  requesting that the Commission staff accelerate the effectiveness of the  Registration  Statement  to occur on or about  February  18,  2008.  The solicitation  of Panorama  Fund  shareholders  is  expected to commence  shortly thereafter.

     In accordance  with the general  instructions to Form N-14, the preliminary proxy material which forms a part of the Registration  Statement is deemed to be filed pursuant to the Securities Exchange Act of 1934, as amended. No filing fee is due because the  Registrant  previously  filed a  declaration  to register an indefinite number of shares pursuant to Rule 24f-2 under the Investment  Company
Act of 1940, as amended.

     The  Securities and Exchange  Commission  Staff is requested to address any comments or questions you may have on this filing to:

                           Taylor Edwards
                           Vice President and Assistant Counsel
                           OppenheimerFunds, Inc.
                           2 World Financial Center, 16th Fl.
                           225 Liberty Street
                           New York, NY 10281
                           212.323.0310
                           tedwards@oppenheimerfunds.com

         Thank you for your assistance.

                                                     Sincerely,

                                                     /s/ Robert W. Hawkins
                                                     --------------------------------------
                                                     Robert W. Hawkins
                                                     Vice President and Assistant Counsel
                                                     Tel.: 212.323.5039
                                                     Fax: 212.323.4070
                                                     bhawkins@oppenheimerfunds.com

cc:      Mr. Vincent DiStefano, Securities and Exchange Commission
         Bell, Boyd & Lloyd
         Myer, Swanson, Adams & Wolf, P.C.
         Deloitte & Touche LLP
         Gloria LaFond